N-4	May 01, 2025 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Symetra Life Insurance Company
Entity Central Index Key	0001559495
Entity Investment Company Type	N-4
Document Period End Date	Apr. 29, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES, EXPENSES AND ADJUSTMENTS
Are there Charges or Adjustments for Early Withdrawals?
Yes. If you take a withdrawal during the first 6 Contract Years, you may be assessed a surrender charge of up to 8% of the amount withdrawn (9% for Contracts purchased prior to May 1, 2024). For example, if you invest $100,000 in the Contract and make an early withdrawal, you could pay a surrender charge of up to $8,000. This loss will be greater if there is a negative Interim Value calculation, taxes, or tax penalties.

If all or a portion of the Contract Value is removed from an Indexed Account or from the Contract prior to the end of an Interest Term, we will apply an Interim Value calculation to the Indexed Account Value which may be negative. In extreme circumstances, you could lose up to 100% of your investment due to the Interim Value calculation. For example, if you allocate $100,000 to an Indexed Account with a 6 year Interest Term, and later withdraw the entire amount before the 6 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a surrender charge, taxes, and tax penalties.

For more information, see “Charges and Adjustments”.
Are there Transaction Charges?	No. There are no charges for transactions other than surrender charges and Contract adjustments.
Are there Ongoing Fees and Expenses (annual charges)?
No. However, there is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by us through the use of the Indexed Interest Cap. This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.

For more information, see “Charges and Adjustments,” “Investment Options,” and “Additional Information On the Indexed Accounts.”

Charges for Early Withdrawals [Text Block]
Yes. If you take a withdrawal during the first 6 Contract Years, you may be assessed a surrender charge of up to 8% of the amount withdrawn (9% for Contracts purchased prior to May 1, 2024). For example, if you invest $100,000 in the Contract and make an early withdrawal, you could pay a surrender charge of up to $8,000. This loss will be greater if there is a negative Interim Value calculation, taxes, or tax penalties.

If all or a portion of the Contract Value is removed from an Indexed Account or from the Contract prior to the end of an Interest Term, we will apply an Interim Value calculation to the Indexed Account Value which may be negative. In extreme circumstances, you could lose up to 100% of your investment due to the Interim Value calculation. For example, if you allocate $100,000 to an Indexed Account with a 6 year Interest Term, and later withdraw the entire amount before the 6 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a surrender charge, taxes, and tax penalties.
For more information, see “Charges and Adjustments”.
Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars] | $	$ 8,000
Transaction Charges [Text Block]	No. There are no charges for transactions other than surrender charges and Contract adjustments.
Ongoing Fees and Expenses [Table Text Block]	No. However, there is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by us through the use of the Indexed Interest Cap. This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.
Risks [Table Text Block]

RISKS
Is there a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in the Contract.

The following chart shows the maximum percentage of your investment you could lose due to negative Index performance after taking into account the current limits on Index loss provided under the Contract.

Crediting Method	Maximum Potential Loss % for Negative Performance
Indexed Interest Floor	10%
10% Indexed Interest Buffer	90%
20% Indexed Interest Buffer	80%
30% Indexed Interest Buffer	70%

We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.

For more information, see “Principal Risks of Investing in the Contract,” “Investment Options,” and “Additional Information On the Indexed Accounts.”

RISKS
Is this a Short-Term Investment?
No. The Contract is not a short-term investment and is not appropriate if you need ready access to cash. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long-time horizon. Tax penalties may apply to withdrawals taken before age 59 ½. Withdrawals from the Contract may be subject to a surrender charges, taxes, and tax penalties. Amounts removed from an Indexed Account or from the Contract before the end of the Interest Term may also result in a negative Contract adjustment and loss of positive performance. If you take a withdrawal prior to the end of an Interest Term, the withdrawal will cause a reduction (perhaps significant reduction) to your Base Value. Reductions to your Base Value will negatively impact your Indexed Account Value for the remainder of the Interest Term and may result in a lower amount of Indexed Interest being credited, if any, at the end of the Interest Term as well as reduce the amount of Death Benefit available to your Beneficiaries.

At the end of each Interest Term or if the Return Lock feature has been exercised, at the end of the current or any subsequent Interest Term Year, you may elect to transfer your Contract Value between the Fixed Account and any Indexed Account(s) and between Indexed Account(s) and begin a new Interest Term. If we do not receive a transfer request from you by the Transfer Notice Deadline, your allocations will remain the same and no transfers will occur. If an Indexed Account in which you are invested is no longer offered and we do not receive a transfer request, any amount in that Indexed Account will be transferred to the Fixed Account.

For more information, see “Principal Risks of Investment in the Contract” and “Transfers”.
What are the Risks Associated with the Investment Options?
Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., the Indexed Accounts). Each investment option (including the Fixed Account) has its own unique risks. You should review the available investment options before making an investment decision. Not all Indexed Accounts may be currently available in all states. Also, your selling firm may not recommend the selection of certain Indexed Accounts or other features available under the Contract based on criteria established by the selling firm. You should speak with your financial professional for details about the Indexed Accounts and features available to you.

All of the Indices we currently offer are price return indices which do not reflect dividends or distributions paid on the components of the Indices. This reduces the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.

The upside potential feature of the applicable Crediting Methods will limit positive Index Returns (e.g., limited upside). This may result in you earning less than the Index Return. For example:

The Indexed Interest Cap represents the maximum positive Adjusted Index Return for a given Interest Term and limits the amount of positive Indexed Interest that we may be obligated to credit for any Interest Term. If the Indexed Interest Cap is 8% and the Index Return is 15%, we would credit Indexed Interest at the Adjusted Index Return of 8% (the Index Return up to the Indexed Interest Cap) at the end of the Interest Term.

The downside protection feature of the applicable Crediting Methods will limit negative Index Returns (e.g., limited protection in the case of market decline). For example:

The Indexed Interest Buffer represents the amount of negative Index Return that you are protected from before you are credited with negative Indexed Interest. If the Indexed Interest Buffer is 10% and the Index Return is -15% (negative Index Return that exceeds the Indexed Interest Buffer), we would credit Indexed interest at the Adjusted Index Return of -5%.

The Indexed Interest Floor is the maximum negative Adjusted Index Return. If the Index Return is -15% and the Indexed Interest Floor is -10%, we would credit Indexed Interest at the Adjusted Index Return of -10% (the negative Index Return Up to the Indexed Interest Floor).

For more information, see “Principal Risks of Investing in the Contract,” “Investment Options,” and “Additional Information On the Indexed Accounts.”

What are the Risks Related to the Insurance Company?
Investment in the Contract is subject to the risks related to Symetra Life Insurance Company. Any obligations (including obligations related to the Symetra Fixed Account and Indexed Accounts), guarantees, and benefits provided for under the Contract are subject to our financial strength and claims-paying ability. More information about us, including our financial strength ratings, is available upon request by calling 1-800-796-3872, or visiting us at investors.symetra.com.

For more information, see “Principal Risks of Investing in the Contract”.
RESTRICTIONS
Are there Restrictions on the Investment Options?
Yes. You may allocate amounts under the Contract to one or more of the Indexed Accounts available to you. Certain Indexed Accounts are closed to new investors and only available to Contract Owners who had Indexed Account Value invested in them as of a certain date. Once the applicable Interest Term is over, these Indexed Accounts will close. No new allocations are permitted to these Indexed Accounts.

Investment Restrictions [Text Block]
Yes. You may allocate amounts under the Contract to one or more of the Indexed Accounts available to you. Certain Indexed Accounts are closed to new investors and only available to Contract Owners who had Indexed Account Value invested in them as of a certain date. Once the applicable Interest Term is over, these Indexed Accounts will close. No new allocations are permitted to these Indexed Accounts.
We reserve the right to add, combine, restrict or remove any Indexed Account available as an investment option under your Contract. We further reserve the right to restrict or remove the Fixed Account as an investment option available under the Contract.

We may also add or remove an Index or Crediting Method during the time that you own the Contract. There is no guarantee that any particular Indexed Account, Index, or Crediting Method will be available during the entire time that you own your Contract. We may replace an Index at any time during an Interest Term.

Transfers may only be made at the end of each Interest Term or, if the Return Lock feature has been exercised, at the end of the current or any subsequent Interest Term Year.

You may exercise the Return Lock feature only once during an Interest Term for each Indexed Account. Once you exercise the Return Lock feature, it may not be revoked.

The amount of Contract Value allocated to an Indexed Account at the beginning of an Interest Term must be at least $2,000.

If any transfer reduces an Indexed Account Value to less than $2,000, the entire amount remaining in that Indexed Account will be automatically transferred to the Fixed Account.

The Contract is a single premium annuity contract. Additional Purchase Payments will not be accepted.

We may change the Indexed Interest Caps from one Interest Term to the next, subject to the guaranteed minimum rates for each upside potential feature.
The Indexed Interest Floor and Indexed Interest Buffer applicable to each Indexed Account will not change for the life of your Contract. We may change the Indexed Interest Floor and Indexed Interest Buffer for new Indexed Accounts and Contracts issued in the future, and future Contracts may have different Indexed Interest Floors and Indexed Interest Buffers for different Indexed Accounts.
For more information, see “Principal Risks of Investing in the Contract,” “Purchase,” “Investment Options,” “Additional Information On the Indexed Accounts,” “Transfers” and "Return Lock."

Key Information, Benefit Restrictions [Text Block]
Yes. Except as provided otherwise, Contract benefits may be modified or terminated by the Company.

All withdrawals will reduce the death benefit, perhaps significantly, and the reduction may be more than the amount of the withdrawal.
For more information see “Principal Risks of Investing in the Contract,” “Return Lock,” and “Access to Your Money During the Accumulation Phase.”

Tax Implications [Text Block]
You should consult a competent tax professional about your individual circumstances to determine the tax implications of an investment in and Purchase Payment received under the Contract. There is no additional tax benefit if you purchased the Contract through a tax-qualified vehicle including but not limited to an individual retirement account (IRA). Access to amounts held in a qualified Contract may be restricted or prohibited.

All distributions other than death benefits, including surrenders and withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
For more information, see “Taxes”.
Investment Professional Compensation [Text Block]
Some investment professionals may receive compensation for selling the Contract to investors. Investment professionals who solicited sales of the Contracts receive a portion of the commission payable to the broker-dealer firm, depending on the agreement between the broker-dealer and the investment professional. We pay commissions as a percentage of the Purchase Payment invested in the Contract.

These investment professionals may receive different compensation for selling different investment products and may have a financial incentive to offer or recommend the Contract over another investment.
For more information, see “Distribution”.
Exchanges [Text Block]
An investment professional may have a financial incentive to offer you a new contract in the place of a contract you already own.

You should only exchange your contract for a new one if you determine, after comparing the features fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own the existing contract.
For more information, see “Distribution”.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
FEE TABLE

The following tables describe the fees, expenses and adjustments you will pay when buying, owning and surrendering or making withdrawals from an investment option or from the Contract. Please refer to your Contract data page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, or surrender or make withdrawals from an investment option or from the Contract. State premium taxes may also be deducted.

TRANSACTION EXPENSES	MAXIMUM AMOUNT DEDUCTED	CURRENT AMOUNT DEDUCTED
For Contract applied for on or after May 1, 2024
SURRENDER CHARGE (1) (As a percentage of the amount withdrawn)	8%
Year 1 ...........................   8%
Year 2 ........................... 8%
Year 3 ...........................   7%
Year 4 ...........................   6%
Year 5 ...........................   5%
Year 6 ...........................   4%
Year 7+..........................   0%

For Contract applied for prior to May 1, 2024
SURRENDER CHARGE (1) (As a percentage of the amount withdrawn)	9%
Year 1 ...........................   9%
Year 2 ........................... 8%
Year 3 ...........................   7%
Year 4 ...........................   6%
Year 5 ...........................   5%
Year 6 ...........................   4%
Year 7+..........................   0%

(1) Surrender charges apply to withdrawals and surrenders in excess of the free withdrawal amount. In addition, surrender charges may be waived if you are eligible to exercise the Nursing Home and Terminal Illness Waiver.

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an investment option or from the Contract before the expiration of a specified period.

ADJUSTMENTS (1)
Maximum Potential Loss Due to the Interim Value Adjustment (as a percentage of Contract Value at the start of an Interest Term or amount withdrawn, as applicable)	100%

(1) Account value adjusts daily, known as the Interim Value. The Interim Value represents the daily value of the underlying hypothetical investments associated with your selected Indexed Account(s). Except for the first and last Business Day of an Interest Term, your Indexed Account Value is largely based on your Interim Value and is the amount available for withdrawals, surrenders, annuitization and death benefits. The Interim Value will also be used if you exercise the Return Lock feature. The maximum loss would only occur if there is a total surrender of the Indexed Account Value during the Interest Term at a time when the Index Value has declined to zero.

In addition to the fees described above, we limit the amount you can earn on certain of the Indexed Account options. This means your returns may be lower than the Index's returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

Transaction Expenses [Table Text Block]

TRANSACTION EXPENSES	MAXIMUM AMOUNT DEDUCTED	CURRENT AMOUNT DEDUCTED
For Contract applied for on or after May 1, 2024
SURRENDER CHARGE (1) (As a percentage of the amount withdrawn)	8%
Year 1 ...........................   8%
Year 2 ........................... 8%
Year 3 ...........................   7%
Year 4 ...........................   6%
Year 5 ...........................   5%
Year 6 ...........................   4%
Year 7+..........................   0%

For Contract applied for prior to May 1, 2024
SURRENDER CHARGE (1) (As a percentage of the amount withdrawn)	9%
Year 1 ...........................   9%
Year 2 ........................... 8%
Year 3 ...........................   7%
Year 4 ...........................   6%
Year 5 ...........................   5%
Year 6 ...........................   4%
Year 7+..........................   0%

(1) Surrender charges apply to withdrawals and surrenders in excess of the free withdrawal amount. In addition, surrender charges may be waived if you are eligible to exercise the Nursing Home and Terminal Illness Waiver.

Deferred Sales Load, Footnotes [Text Block]	(1) Surrender charges apply to withdrawals and surrenders in excess of the free withdrawal amount. In addition, surrender charges may be waived if you are eligible to exercise the Nursing Home and Terminal Illness Waiver.
Annual Portfolio Company Expenses [Table Text Block]
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an investment option or from the Contract before the expiration of a specified period.

ADJUSTMENTS (1)
Maximum Potential Loss Due to the Interim Value Adjustment (as a percentage of Contract Value at the start of an Interest Term or amount withdrawn, as applicable)	100%
(1) Account value adjusts daily, known as the Interim Value. The Interim Value represents the daily value of the underlying hypothetical investments associated with your selected Indexed Account(s). Except for the first and last Business Day of an Interest Term, your Indexed Account Value is largely based on your Interim Value and is the amount available for withdrawals, surrenders, annuitization and death benefits. The Interim Value will also be used if you exercise the Return Lock feature. The maximum loss would only occur if there is a total surrender of the Indexed Account Value during the Interest Term at a time when the Index Value has declined to zero.
Portfolio Company Expenses [Text Block]	Maximum Potential Loss Due to the Interim Value Adjustment (as a percentage of Contract Value at the start of an Interest Term or amount withdrawn, as applicable)
Portfolio Company Expenses Maximum [Percent]	100.00%
Portfolio Company Expenses, Footnotes [Text Block]	(1) Account value adjusts daily, known as the Interim Value. The Interim Value represents the daily value of the underlying hypothetical investments associated with your selected Indexed Account(s). Except for the first and last Business Day of an Interest Term, your Indexed Account Value is largely based on your Interim Value and is the amount available for withdrawals, surrenders, annuitization and death benefits. The Interim Value will also be used if you exercise the Return Lock feature. The maximum loss would only occur if there is a total surrender of the Indexed Account Value during the Interest Term at a time when the Index Value has declined to zero.
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

The purchase of the Contract involves certain risks. You should carefully consider the following factors, in addition to the matters set forth elsewhere in this prospectus, prior to purchasing the Contract.
GENERAL LIQUIDITY RISK
We designed the Contract to be a long-term investment that you may use to help save for retirement. The Contract is not suitable as a short-term savings vehicle. If you take withdrawals from your Contract during the surrender charge period, surrender charges may apply as well as, taxes and a 10% additional federal tax if taken before age 59½. In addition, withdrawals from the Indexed Accounts prior to the end of an Interest Term will be based on the Interim Value(s) of the Indexed Account(s) in which you are invested. In extreme circumstances, you could lose up to 100% of your Contract Value allocated to an Indexed Account due to a negative Interim Value calculation. See “Interim Value Risk” below for additional information about the risks related to Interim Values. If you plan on taking withdrawals that will be subject to surrender charges, an Interim Value calculation, or additional federal taxes, this Contract may not be appropriate for you.

You can transfer Contract Value among the Indexed Accounts and the Fixed Account generally only at the end of an Interest Term. This restricts your ability to react to changes in market conditions during Interest Terms. You should consider whether the inability to reallocate Contract Value during an Interest Term is consistent with your financial needs. We must receive your transfer request by the Transfer Notice Deadline. If we do not receive a transfer request, no transfers will occur and your current allocation will remain in place for the next Interest Term. This will occur even if the Index, Indexed Interest Cap percentage associated with the Indexed Account has changed since you last selected the Indexed Account, in which case the Indexed Account may no longer be appropriate for your investment goals. If you fail to transfer your Indexed Account Value at the end of an Interest Term and do not wish to remain invested in a particular Indexed Account for another Interest Term, your only option will be to surrender the related Indexed Account Value. Surrendering all or a portion of your Contract Value may cause you to incur surrender charges, negative adjustments to certain values under your Contract, and negative tax consequences, as discussed in this section.

We may defer payments made under this Contract for up to six months if the insurance regulatory authority of the state in which we issued the Contract approves such deferral.

Short-Term Investment Risk. The Contract is not suitable if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in. The Contract is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long time horizon. Tax penalties may apply to withdrawals taken before age 59 ½.
RISK OF LOSS RELATED TO SURRENDER CHARGES
There is a risk of loss of principal and related earnings if you take a withdrawal from your Contract or surrender it during the first six Contract Years when we will deduct a surrender charge. This risk exists even if you are invested in an Indexed Account with an Index that is performing positively as of the date of your withdrawal.
INDEX RISK
If you allocate money to an Indexed Account for an Interest Term, the value of your investment depends in part on the performance of the applicable Index. The performance of an Index is based on changes in the values of the securities or other instruments that comprise or define the Index. The securities and instruments comprising or defining the Indexes are subject to a variety of investment risks, many of which are complicated and interrelated. These risks may affect capital markets generally, specific market segments, or specific issuers. The performance of the Indexes may fluctuate, sometimes rapidly and unpredictably. Negative Index performance may cause you to realize investment losses. The historical performance of an Index or an Indexed Account does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of an Interest Term. Each Crediting Method provides limited protection against negative interest.

The following chart shows the percentage of your investment you could lose due to negative Index performance in connection with an Indexed Account with an Indexed Interest Floor or Indexed Interest Buffer. We do not guarantee that the Contract will always offer Indexed Accounts that limit losses, which would mean risk of loss of the entire amount invested.

Crediting Method	Maximum Potential Loss % for Negative Performance
Indexed Interest Floor	10%
10% Indexed Interest Buffer	90%
20% Indexed Interest Buffer	80%
30% Indexed Interest Buffer	70%
While it is not possible to invest directly in an Index, if you choose to allocate amounts to an Indexed Account, you are indirectly exposed to the investment risks associated with the applicable Index. Because each Index is comprised or defined by a collection of equity securities, each Index is largely exposed to market risk and issuer risk.

Market risk is the risk that market fluctuations may cause the value of a security to fluctuate, sometimes rapidly and unpredictably. Certain unanticipated events, such as wars, natural disasters and public health emergencies can negatively affect the global economy, economies of individual countries and the market in general. Any such impact could adversely affect the performance of the securities that comprise the Indexes and may lead to losses in your investment in the Indexed Accounts. The duration of these types of events cannot be determined with certainty. The full impact and duration of these events are difficult to determine. Any such impact could adversely affect the performance of the securities that comprise the Indexes and may lead to losses on your investment in the Indexed Accounts.

Issuer risk is the risk that the value of an issuer’s securities may decline for reasons directly related to the issuer, as opposed to the market generally.

Provided below is a summary of other important investment risks to which the Indexes are exposed. For more information on the Indexes, see the section titled “Indexes.”

•S&P 500® Index. The S&P 500® Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.

•Russell 2000® Index. The Russell 2000® Index is comprised of equity securities of small-capitalization U.S. companies. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Small-capitalization companies are more likely to fail than larger companies.

•Nasdaq-100® Index. The Nasdaq-100® Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on the Nasdaq Stock Market, including companies across all major industry groups except financial companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. To the extent that the Nasdaq-100® Index is comprised of securities issued by companies in a particular sector, those securities may not perform as well as the securities of companies in other sectors or the market as a whole. Also, any securities issued by non-U.S. companies (including related depository receipts) are subject to the risks related to investments in foreign markets (e.g., increased volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).

Contracts purchased on or before April 30, 2024 may also have Indexed Accounts that credit interest based on the performance of the MSCI Emerging Markets Index and PIMCO Equity Fusion Index. These Indexed Accounts are only available for Owners that had Indexed Account Value invested in them as of May 7, 2024, and will close once the applicable Interest Term is over. No new allocations are permitted.

•MSCI Emerging Markets Index. The MSCI Emerging Markets Index is comprised of equity securities of large- and mid-capitalization companies in emerging markets. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. Generally, the securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Mid-capitalization companies are more likely to fail than larger companies. Securities issued by non-U.S. companies (including related depository receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). Those risks are typically more acute when issuers are located or operating in emerging markets. Emerging markets may be more likely to experience rapid inflation, political turmoil, and rapid changes in economic conditions than developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable valuations, and greater risk associated with custody of securities than developed markets.

•PIMCO Equity Fusion Index™. The PIMCO Equity Fusion Index™ is an equity index that allocates to exchange- traded funds (ETFs) tracking four major equity markets: U.S. large-capitalization equities, U.S. small-capitalization equities, technology-focused equities, and emerging market equities. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. The securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies, and small-capitalization companies are more likely to fail than larger companies. Technology-related companies face risks that their products or services may not prove to be commercially successful. They are also strongly affected by worldwide scientific or technological developments, and their products may rapidly become obsolete. Such companies may be affected adversely by governmental policies more often than other companies. Securities issued by non-U.S. companies are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). Those risks are typically more acute when issuers are located or operating in emerging markets. Emerging markets may be more likely to experience rapid inflation, political turmoil, and rapid changes in economic conditions than developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable valuations, and greater risk associated with custody of securities than developed markets. Because this index is comprised of ETF shares, the index is also exposed to the risks associated with investing in ETFs. The value of the component ETF shares, which are valued based on their trading prices in the secondary market, may change rapidly and unpredictably and may trade at premiums or discounts to the ETFs’ respective net asset values. The PIMCO Equity Fusion Index deducts fees and costs when calculating the Index Return, which reduces the Index Return and causes the Index to underperform a direct investment in the securities comprising the Index.

The Indexes available under the Contract do not reflect any dividends or distributions paid by the component companies. If dividends or distributions were reflected in the value of an Index, the Index’s performance would be higher, particularly over long periods of time. The Indexes that include non-U.S. companies use exchange rate methodologies that may impact an Index’s performance. These considerations may negatively impact the performance of your Indexed Accounts.

An investment in the Contract is not an investment in any Index or in the securities of companies that comprise the Indexes. You should understand that you will have no voting rights, no rights to receive cash dividends or other distributions, and no other rights with respect to the companies that comprise the Indexes.
RISKS RELATED TO UPSIDE POTENTIAL FEATURES
•Indexed Interest Cap Risk. If you choose to allocate amounts to an Indexed Account with a Indexed Interest Cap, the highest possible Adjusted Index Return that you may achieve is limited by the Indexed Interest Cap. The Indexed Interest Cap therefore limits the positive Indexed Interest, if any, that may be credited to your Contract for a given Interest Term. The Indexed Interest Caps do not guarantee a certain amount of Indexed Interest. The Adjusted Index Return for an Indexed Account may be less than the positive return of the Index. This is because any positive return of the Index is subject to a maximum in the form of an Indexed Interest Cap.

The Indexed Interest Caps benefit us because they limit the amount of positive Indexed Interest that we may be obligated to credit for any Interest Term. We set the Indexed Interest Caps in our discretion; however, they will never be less than 2% during the surrender charge period or 1% thereafter. You bear the risk that we will not set the Indexed Interest Caps higher than the Guaranteed Minimum Indexed Interest Cap.
RISKS RELATED TO DOWNSIDE PROTECTION FEATURES
•Indexed Interest Buffer Risk. Index fluctuations may cause Indexed Interest to be negative even after the application of the Indexed Interest Buffer. This would reduce your Indexed Account Value. Any portion of your Contract Value allocated to an Indexed Account will benefit from the protection afforded under the Indexed Interest Buffer only for that Interest Term. You assume the risk that you will incur a loss and that the amount of the loss will be significant. You also bear the risk that sustained negative Index Returns may result in zero or negative Indexed Interest being credited to your Indexed Account Value over multiple Interest Terms. If an Indexed Account is credited with negative Indexed Interest for multiple Interest Terms, the cumulative loss may exceed the stated limit of the Indexed Interest Buffer for any single Interest Term.

•Indexed Interest Floor Risk. When you allocate money to an Indexed Account with an Indexed Interest Floor, you are not investing in the associated Index, or in any securities or other instruments included in that Index. Index fluctuations may cause Indexed Interest to be negative even after the application of the Indexed Interest Floor. This would reduce your Indexed Account Value. Any portion of your Contract Value allocated to an Indexed Account will benefit from the protection afforded under the Indexed Interest Floor only for that Interest Term. You assume the risk that you will incur a loss and that the amount of the loss will be significant. You also bear the risk that sustained negative Index Returns may result in zero or negative Indexed Interest being credited to your Indexed Account Value over multiple Interest Terms. If an Indexed Account is credited with negative Indexed Interest for multiple Interest Terms, the cumulative loss may exceed the stated limit of the Indexed Interest Floor for any single Interest Term.

The Indexed Interest Buffer and Indexed Interest Floor applicable to each Indexed Account will not change for the life of your Contract.
BASE VALUE RISK
If you withdraw Contract Value allocated to an Indexed Account prior to the end of an Interest Term (including through a repetitive withdrawal), the withdrawal will cause a reduction (perhaps significant reduction) to your Base Value. When you take such a withdrawal, your Base Value will be immediately reduced in a proportion equal to the reduction in your Indexed Account Value, which will be the Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Base Value will negatively impact your Indexed Account Value for the remainder of the Interest Term and may result in a lower amount of Indexed Interest being credited, if any, at the end of the Interest Term. Reductions will also impact the Death Benefit available for your Beneficiaries. If you plan on taking withdrawals, this Contract may not be appropriate for you. You should speak with a financial professional about how taking withdrawals, especially repetitive withdrawals, can negatively impact your investment in the Contract.
Once your Base Value is reduced due to a withdrawal, there is no way under the Contract to increase your Base Value during the remainder of the Interest Term. See “Impact of Withdrawals from Indexed Accounts” for additional information about how withdrawals affect your Indexed Account Values. See “Interim Value Risk” below for additional information about the risks related to Interim Values.
RETURN LOCK RISK
If you allocate Contract Value to an Indexed Account for an Interest Term, you may request to exercise the Return Lock feature at any time by notifying us prior to the end of the third to last Business Day of the Interest Term. If you exercise the Return Lock feature, your Indexed Account Value (which otherwise fluctuates daily) will not change for the remainder of the Interest Term. You should consider the following risks related to the Return Lock feature:

•You will no longer participate in the Index’s performance, whether positive or negative, for the remainder of the Interest Term. This means that if you exercise the Return Lock feature, under no circumstances will your Indexed Account Value increase during the remainder of the Interest Term even if the Index increases after you exercise the Return Lock feature.
•You will not be credited with any Indexed Interest for that Indexed Account at the end of the Interest Term.
•We use the Interim Value calculated at the end of the Business Day after we receive your request. This means you will not be able to determine in advance your “locked in” Indexed Account Value, and it may be higher or lower than it was on the Business Day we received your Return Lock request or your Indexed Account Value reached its target return for an automatic Return Lock.
•If you exercise the Return Lock feature at a time when your Interim Value has declined, you will lock in any loss. It is possible that you would have realized less of a loss or no loss if you exercised the Return Lock feature at a later time or not at all.
•We will not provide advice or notify you regarding whether you should exercise the Return Lock feature or the optimal time for doing so. We will not warn you if you exercise the Return Lock feature at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to exercise the Return Lock feature.
•There may not be an optimal time to exercise the Return Lock feature during an Interest Term. It may be better for you if you do not exercise the Return Lock feature during an Interest Term. It is impossible to know with certainty whether or not the Return Lock feature should be exercised.
•After you exercise the Return Lock feature, you will have the opportunity to transfer your “locked-in” Indexed Account Value at the end of each Interest Term Year remaining in the Interest Term. If you remain in your current Indexed Account for the remainder of the Interest Term, your “locked-in” Indexed Account Value will not increase for the remainder of that Interest Term, and you will forego any opportunity to invest in a new Indexed Account and earn Indexed Interest.
•The earlier in an Interest Term that you exercise the Return Lock, the longer you will forego any opportunity to earn the potential for additional Indexed Interest. For example, if you are invested in an Indexed Account with a six-year Interest Term, and you exercise the Return Lock feature on the first day of the second year of the Interest Term and choose not to transfer for the remainder of the Interest Term (i.e., you choose not to transfer your “locked-in” Indexed Account Value at the end of each Interest Term Year remaining in the Interest Term), your investment will not increase (or decrease) for five years.

See the section titled “Return Lock” for additional information regarding the Return Lock feature.
INTERIM VALUE RISK
On each Business Day of the Interest Term, other than the first and last day, we determine the Indexed Account Value for each Indexed Account by calculating its Interim Value. In order to calculate your Interim Value, we apply a formula which is not directly tied to the actual performance of the applicable Index. Instead, we calculate it by determining the value of hypothetical investments and derivatives that we may or may not actually hold. This means that even if the Index Return has increased, it is possible that the Interim Value may not have increased. For more information and to see how we calculate the Interim Value, see the section “Interim Value” under “Charges and Adjustments” and the Statement of Additional Information (“SAI”).

If you choose to allocate amounts to an Indexed Account, Indexed Interest will not be credited to your Contract Value until the end of the Interest Term. This means that amounts withdrawn prior to the end of an Interest Term will not be credited with Indexed Interest. This includes Contract Value applied to pay a death benefit or to an annuity payout option. Except for the first and last Business Day of an Interest Term, your Indexed Account Value is largely based on your Interim Value and is the amount available for withdrawals, surrenders, annuitization and death benefits. You should consider the risk that it could be less than your original investment even when the applicable Index is performing positively.
RISK THAT WE MAY ELIMINATE OR SUBSTITUTE AN INDEX OR CREDITING METHOD OR CHANGE INDEXED INTEREST CAPS
There is no guarantee that any particular Indexed Account, Index, or Crediting Method will be available during the entire time that you own your Contract. We may replace an Index if it is discontinued or if there is a substantial change in the calculation of the Index, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive. If we substitute an Index, the performance of the new Index may differ from the original Index. This may negatively affect the Indexed Interest that you earn during that Interest Term or the Interim Values that you can lock-in under the Return Lock feature. We may replace an Index at any time during an Interest Term, however, we will notify you in writing at least 30 days prior to replacing an Index. If we replace an Index, this does not cause a change in the Indexed Interest Cap, Indexed Interest Floor, or Indexed Interest Buffer for that Interest Term. You will have no right to reject the replacement of an Index, and you will not be permitted to transfer Indexed Account Values until the end of an Interest Term even if we replace the Index during such Interest Term. The new Index and the replaced Index (which you may have previously chosen) may not be similar with respect to their component securities or other instruments, although we will attempt to select a new Index that is similar to the old Index. At the end of the Interest Term, you may transfer your Indexed Account Value to another Indexed Account or to the Fixed Account without charge. If you do not want to remain invested in the relevant Indexed Account for the remainder of the Interest Term, your only option, if you do not exercise the Return Lock feature, will be to withdraw the related Indexed Account Value, which may cause you to incur surrender charges, negative adjustments to certain values under your Contract, due to the Interim Value calculation, and negative tax consequences, as discussed in this section.

Changes to the Indexed Interest Caps (if any) occur at the beginning of the next Interest Term. We will provide written notice at least 30 days prior to each Interest Term instructing you how to obtain the available Indexed Interest Caps for the next Interest Term. You do not have the right to reject any new Indexed Interest Caps (if any) for the next Interest Term. If you do not like any such new element for a particular Indexed Account, at the end of the current Interest Term, you may transfer your Indexed Account Value to another Indexed Account or to the Fixed Account without charge. If you do not want to invest in any investment option under the Contract, your only option will be to surrender your Contract. Surrendering your Contract may cause you to incur surrender charges, negative adjustments to certain values under the Contract due to the Interim Value calculation, and may have negative tax consequences, as discussed in this section. The Indexed Interest Floor and Indexed Interest Buffer will not change for the life of your Contract. See the section titled “Indexes” for more information.

We may also add or remove an Index or Crediting Method during the time that you own the Contract. We will not substitute any Index or Crediting Method until the new Index or Crediting Method has received any necessary regulatory clearances. Any addition, substitution, or removal of an Indexed Account, Index, or Crediting Method will be communicated to you in writing. If we add or remove an Index (as opposed to replacing an Index), the changes will not be effective for your Contract until the start of the next Interest Term. Replacing an Index does not cause a change in the Indexed Interest Floor or Indexed Interest Buffer of an existing Indexed Account. Any Indexed Accounts based on the performance of the newly added Index will have a new Indexed Interest Cap subject to the guaranteed minimum rate, at the start of the next Interest Term.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.
CYBER SECURITY RISKS
We rely heavily on interconnected computer systems and digital data to conduct our annuity business activities. Because our annuity business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, and unauthorized release of confidential customer information. For instance, cyber-attacks may: interfere with our processing of Contract transactions, including the processing of orders from our website; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Also, the risk of cyberattacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine) and the responses by the United States and other governments.

Cyber security risks may also affect the Indexes. Breaches in cyber security may cause an Index’s performance to be incorrectly calculated, which could affect the calculation of values under the Contract. We are not responsible for the calculation of any Index. Breaches in cyber security may also negatively affect the value of the securities or other instruments that comprise or define the Indexes.
FIXED ACCOUNT RISK
The effective annual interest rate for an Interest Term will never be lower than 1%. The effective annual interest rate represents the rate of daily compounded interest over a 12-month period. You bear the risk that we will never declare an interest rate for the Fixed Account higher than the guaranteed minimum interest rate.
RISK ASSOCIATED WITH SYMETRA LIFE
Investment in the Contract is subject to the risks related to Symetra Life. Any obligations, including obligations related to the Symetra Fixed Account, guarantees, and benefits provided for under the Contract are subject to our financial strength and claims paying ability. The assets of our General Account support our insurance and annuity obligations and are subject to our general liabilities from business operations and to claims by our creditors. Contract Value in the Fixed Account, plus any guarantees under the Contract that exceed Your Contract Value (such as those that may be associated with the Death Benefit), are paid from our General Account. We maintain a minimum amount of capital in excess of assets that offset reserves, which acts as a cushion in the event that we suffer financial impairment, based on certain risks in our operations. For the Company, such risks include those associated with losses that We may incur as the result of defaults on the payment of interest or principal on assets held in our General Account, which include bonds, loans secured by mortgages, and equity securities, as well as the loss in value of these investments resulting from a loss in their market value.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
DEATH DURING THE ACCUMULATION PHASE
If you die during the Accumulation Phase, the Contract provides for a death benefit equal to the greater of:

(a)Your Contract Value; or
(b)Your Purchase Payment reduced proportionately by the percentage reduction in the Indexed Account Values and the Fixed Account Value for each partial withdrawal, including the impact of any surrender charge deduction.

If we permit the Contract to be assigned, or you designate someone else as Owner, the death benefit will be adjusted to equal the Contract Value as of the date of assignment or ownership change. If the death of the original Owner precedes the death of the new Owner and the Purchase Payment exceeds the Contract Value as of the date we receive proof of the original Owner’s death, the difference between the Purchase Payment and the Contract Value will be added to the Fixed Account on this date.

The death benefit will not be payable once the Income Phase begins under any circumstances. It will terminate on the Annuity Date without value. This means the death benefit will terminate without value when the Contract is annuitized. Also, even if you do not actively annuitize the Contract, when the Annuitant reaches the maximum annuitization age, the death benefit will terminate without value.
Death of Annuitant. If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, you must designate a new Annuitant. If no designation is made within 30 days after we are notified of the Annuitant’s death, the Owner (or oldest joint Owner) named in the application will become the Annuitant.

If this Contract is owned by a non-natural person (e.g., a corporation or a trust), the death of the Annuitant will be treated as the death of an Owner for purposes of the death benefit.
DUE PROOF OF DEATH
The amount of the death benefit is subject to fluctuation until we receive due proof of death. Most importantly, if the Contract is invested in at least one Indexed Account at the time that a death benefit becomes payable, the amount of the death benefit may decrease in value until we receive due proof of death. Thus, eligible recipients of the death benefit should notify us of an Owner’s death and provide us due proof of death as promptly as possible to limit the risk of a decline in the death benefit.

We will determine the amount of the death benefit upon receipt at our Home Office of due proof of death, which includes the following information:

•Proof of death acceptable to us, such as a certified copy of a death certificate;
•Written payment directions from at least one eligible recipient of the death benefit; and
•Any other documents, forms or information we may require.

The amount of the death benefit will include any interest required by state law.
TO WHOM THE DEATH BENEFIT IS PAID
Upon the death of a natural Owner during the Accumulation Phase, the death benefit is payable to the following:

•Surviving Owner; or if none, then
•Surviving primary Beneficiaries; or if none, then
•Surviving contingent Beneficiaries; or if none, then
•Estate of the last Owner to die.

For a Contract owned by a non-natural Owner, upon the death of the Annuitant during the Accumulation Phase, the death benefit is payable to the following:

•Surviving primary Beneficiaries; or if none, then
•Surviving contingent Beneficiaries; or if none, then
•The non-natural Owner.

If a person entitled to receive the death benefit dies before the death benefit is distributed, we will pay the death benefit to that person’s named beneficiary or, if none, to that person’s estate.
PAYMENT OPTIONS
Under a non-qualified Contract, the death benefit must be paid as:

a.A lump sum payment or series of withdrawals that are completed within five years from the date of death (ten years for qualified Contracts payable to certain beneficiaries, see below); or
b.Payments made over the Beneficiary’s life or life expectancy; or
c.Annuity Payments made over a person’s life or life expectancy. The life expectancy election must be made within 60 days from our receipt of proof of death. Annuity Payments must begin within one year from the date of death. Once Annuity Payments begin, they cannot be changed.

Under a qualified contract, the death benefit must generally be completed within ten years after the date of death unless payable to an “eligible designated beneficiary” as defined in the Code. Eligible designated beneficiaries include, spouses, minor children (until they reach the age of majority), beneficiaries who are disabled or chronically ill or individuals not more than 10 years younger than the original owner.

Life and life expectancy payouts of death benefits may not satisfy required minimum distribution rules under qualified Contracts. If the death benefit is payable to the Owner’s estate, we will make a lump sum payment. Different death benefit elections may be available to certain Beneficiaries.

We will determine the value of the death benefit as of the Business Day on which we receive the Beneficiary’s election and all information we need to process the claim. If your Beneficiary chooses to make a series of withdrawals over time as provided in option (a) above, then the allocation of Contract Value among the Indexed Accounts and the Fixed Account will not change (unless an Indexed Account becomes unavailable, in which case Contract Value allocated to that Indexed Account will be automatically transferred to the Fixed Account). To the extent the Contract Value is allocated to an Indexed Account, the Beneficiary will be subject to the risk that the Contract Value will decrease in value.
SPOUSAL CONTINUATION
In limited circumstances, when the Owner dies, if the spouse of the deceased Owner is entitled to receive a death benefit, the spouse may have the option to continue the Contract instead.  Under federal tax law, the spouse’s option to continue the Contract is contingent upon whether the deceased Owner and the spouse were legally married under applicable state law.   See the section titled "Taxes” for more information.

If the spouse chooses to continue the Contract, any remaining surrender charge period will be waived. If the spouse chooses to continue the Contract and if the death benefit exceeds the Contract Value, we will adjust the Contract Value to equal the death benefit as of the date we receive proof of death. Only one spousal continuation is permitted per Contract.
DEATH DURING THE INCOME PHASE
If an Owner dies during the Income Phase, then any amounts paid after the Owner’s death will depend on which annuity option was selected. If an Owner dies while annuity payments are being paid, we will pay the remaining annuity payments, if any, in accordance with that option. Under a qualified contract, the death benefit must generally be completed within ten years after the date of death unless payable to an “eligible designated beneficiary” as defined in the Code.

If the Annuitant is not an Owner and dies after the Annuity Date, then we will continue paying any remaining annuity payments to the Payee designated by the Owner. The remaining annuity payments will be distributed at least as rapidly as under the annuity option then in effect. See the section titled “Annuity Payments” for more information.

Benefits Available [Table Text Block]
The following table summarizes the information about the benefits available under the Contract.

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Descriptions of Restrictions or Limitations
Basic Death Benefit	To provide your Beneficiary with a payment upon your death.	Standard	None	•Only available during the Accumulation Phase •The Contract Value component may reflect Interim Value(s) •Withdrawals will reduce the death benefit, perhaps significantly •State variations may apply
Return Lock	Permits you to lock in the Interim Value of an Indexed Account prior to the end of an Interest Term	Standard	None
•Only available during the Accumulation Phase

•The entire Indexed Account Value must be locked in

•May only be exercised once during an Interest Term

•Exercise of the feature is irrevocable

•Locked in amount will be the Interim Value calculated at the end of the Business Day after the Business Day your request is received

•You will not know the Interim Value to be locked in prior to exercising the feature

•Locked in amount will not be credited with Indexed Interest at the end of the Interest Term

•Withdrawals (including applicable surrender charges, taxes, and tax penalties) will reduce the locked in amount dollar-for-dollar

Nursing Home Waiver	Waives the surrender charge on withdrawals while you are confined in an eligible facility	Standard	None
•Only available during the Accumulation Phase

•Must be confined in an eligible facility

•Period of confinement must be at least 30 consecutive days

•Satisfactory proof of confinement must be provided

•If confinement existed on the Contract Date, you may not rely on this waiver until after the first Contract Year

•Withdrawals under the rider may be based on Interim Value(s), and may be subject to taxes, and tax penalties

•Withdrawals will reduce the Contract Value and death benefit, perhaps significantly, and the reduction may be greater than the amount withdrawn

•State variations may apply

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Descriptions of Restrictions or Limitations
Terminal Illness Waiver	Waives surrender charges on withdrawals while you are terminally ill	Standard	None
•Only available during the Accumulation Phase

•Satisfactory proof of terminal illness must be received

•Terminal illness must be diagnosed after Contract Date

•Withdrawals under the rider may be based on Interim Value(s), and may be subject to taxes, and tax penalties

•Withdrawals will reduce the Contract Value and death benefit, perhaps significantly, and the reduction may be greater than the amount withdrawn

•State variations may apply

Repetitive Withdrawals	Permits automatic withdrawal of payments from the Contract Value on a monthly, quarterly, semi-annual, or annual basis	Standard	None
•Only available during the Accumulation Phase

•Minimum withdrawal amount is $500

•Withdrawals may be based on Interim Value(s), and may be subject to surrender charges, taxes and tax penalties

•Withdrawals will reduce the Contract Value and death benefit, perhaps significantly, and the reduction may be greater than the amount withdrawn

Free Withdrawal Amount	Permits withdrawal of a specific amount of the Contract Value each Interest Term Year during the first 6 Contract Years without incurring a surrender charge	Standard	None
•Only available during the Accumulation Phase

•Withdrawals of the free withdrawal amount may be based on Interim Value(s), and may be subject to taxes and tax penalties

•Withdrawals of the free withdrawal amounts will reduce the Contract Value and death benefit, perhaps significantly, and the reduction may be greater than the amount withdrawn

Benefits Description [Table Text Block]
DEATH DURING THE ACCUMULATION PHASE
If you die during the Accumulation Phase, the Contract provides for a death benefit equal to the greater of:

(a)Your Contract Value; or
(b)Your Purchase Payment reduced proportionately by the percentage reduction in the Indexed Account Values and the Fixed Account Value for each partial withdrawal, including the impact of any surrender charge deduction.

If we permit the Contract to be assigned, or you designate someone else as Owner, the death benefit will be adjusted to equal the Contract Value as of the date of assignment or ownership change. If the death of the original Owner precedes the death of the new Owner and the Purchase Payment exceeds the Contract Value as of the date we receive proof of the original Owner’s death, the difference between the Purchase Payment and the Contract Value will be added to the Fixed Account on this date.

The death benefit will not be payable once the Income Phase begins under any circumstances. It will terminate on the Annuity Date without value. This means the death benefit will terminate without value when the Contract is annuitized. Also, even if you do not actively annuitize the Contract, when the Annuitant reaches the maximum annuitization age, the death benefit will terminate without value.
Death of Annuitant. If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, you must designate a new Annuitant. If no designation is made within 30 days after we are notified of the Annuitant’s death, the Owner (or oldest joint Owner) named in the application will become the Annuitant.

If this Contract is owned by a non-natural person (e.g., a corporation or a trust), the death of the Annuitant will be treated as the death of an Owner for purposes of the death benefit.
DUE PROOF OF DEATH
The amount of the death benefit is subject to fluctuation until we receive due proof of death. Most importantly, if the Contract is invested in at least one Indexed Account at the time that a death benefit becomes payable, the amount of the death benefit may decrease in value until we receive due proof of death. Thus, eligible recipients of the death benefit should notify us of an Owner’s death and provide us due proof of death as promptly as possible to limit the risk of a decline in the death benefit.

We will determine the amount of the death benefit upon receipt at our Home Office of due proof of death, which includes the following information:

•Proof of death acceptable to us, such as a certified copy of a death certificate;
•Written payment directions from at least one eligible recipient of the death benefit; and
•Any other documents, forms or information we may require.

The amount of the death benefit will include any interest required by state law.
TO WHOM THE DEATH BENEFIT IS PAID
Upon the death of a natural Owner during the Accumulation Phase, the death benefit is payable to the following:

•Surviving Owner; or if none, then
•Surviving primary Beneficiaries; or if none, then
•Surviving contingent Beneficiaries; or if none, then
•Estate of the last Owner to die.

For a Contract owned by a non-natural Owner, upon the death of the Annuitant during the Accumulation Phase, the death benefit is payable to the following:

•Surviving primary Beneficiaries; or if none, then
•Surviving contingent Beneficiaries; or if none, then
•The non-natural Owner.

If a person entitled to receive the death benefit dies before the death benefit is distributed, we will pay the death benefit to that person’s named beneficiary or, if none, to that person’s estate.
PAYMENT OPTIONS
Under a non-qualified Contract, the death benefit must be paid as:

a.A lump sum payment or series of withdrawals that are completed within five years from the date of death (ten years for qualified Contracts payable to certain beneficiaries, see below); or
b.Payments made over the Beneficiary’s life or life expectancy; or
c.Annuity Payments made over a person’s life or life expectancy. The life expectancy election must be made within 60 days from our receipt of proof of death. Annuity Payments must begin within one year from the date of death. Once Annuity Payments begin, they cannot be changed.

Under a qualified contract, the death benefit must generally be completed within ten years after the date of death unless payable to an “eligible designated beneficiary” as defined in the Code. Eligible designated beneficiaries include, spouses, minor children (until they reach the age of majority), beneficiaries who are disabled or chronically ill or individuals not more than 10 years younger than the original owner.

Life and life expectancy payouts of death benefits may not satisfy required minimum distribution rules under qualified Contracts. If the death benefit is payable to the Owner’s estate, we will make a lump sum payment. Different death benefit elections may be available to certain Beneficiaries.

We will determine the value of the death benefit as of the Business Day on which we receive the Beneficiary’s election and all information we need to process the claim. If your Beneficiary chooses to make a series of withdrawals over time as provided in option (a) above, then the allocation of Contract Value among the Indexed Accounts and the Fixed Account will not change (unless an Indexed Account becomes unavailable, in which case Contract Value allocated to that Indexed Account will be automatically transferred to the Fixed Account). To the extent the Contract Value is allocated to an Indexed Account, the Beneficiary will be subject to the risk that the Contract Value will decrease in value.
SPOUSAL CONTINUATION
In limited circumstances, when the Owner dies, if the spouse of the deceased Owner is entitled to receive a death benefit, the spouse may have the option to continue the Contract instead.  Under federal tax law, the spouse’s option to continue the Contract is contingent upon whether the deceased Owner and the spouse were legally married under applicable state law.   See the section titled "Taxes” for more information.

If the spouse chooses to continue the Contract, any remaining surrender charge period will be waived. If the spouse chooses to continue the Contract and if the death benefit exceeds the Contract Value, we will adjust the Contract Value to equal the death benefit as of the date we receive proof of death. Only one spousal continuation is permitted per Contract.
DEATH DURING THE INCOME PHASE
If an Owner dies during the Income Phase, then any amounts paid after the Owner’s death will depend on which annuity option was selected. If an Owner dies while annuity payments are being paid, we will pay the remaining annuity payments, if any, in accordance with that option. Under a qualified contract, the death benefit must generally be completed within ten years after the date of death unless payable to an “eligible designated beneficiary” as defined in the Code.

If the Annuitant is not an Owner and dies after the Annuity Date, then we will continue paying any remaining annuity payments to the Payee designated by the Owner. The remaining annuity payments will be distributed at least as rapidly as under the annuity option then in effect. See the section titled “Annuity Payments” for more information.

Previously Offered [Member]
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	9.00%
On Or After May 1, 2022 [Member]
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	8.00%
Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Basic Death Benefit
Purpose of Benefit [Text Block]	To provide your Beneficiary with a payment upon your death.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Only available during the Accumulation Phase •The Contract Value component may reflect Interim Value(s) •Withdrawals will reduce the death benefit, perhaps significantly •State variations may apply
Name of Benefit [Text Block]	Basic Death Benefit
Calculation Method of Benefit [Text Block]
PAYMENT OPTIONS
Under a non-qualified Contract, the death benefit must be paid as:

a.A lump sum payment or series of withdrawals that are completed within five years from the date of death (ten years for qualified Contracts payable to certain beneficiaries, see below); or
b.Payments made over the Beneficiary’s life or life expectancy; or
c.Annuity Payments made over a person’s life or life expectancy. The life expectancy election must be made within 60 days from our receipt of proof of death. Annuity Payments must begin within one year from the date of death. Once Annuity Payments begin, they cannot be changed.

Under a qualified contract, the death benefit must generally be completed within ten years after the date of death unless payable to an “eligible designated beneficiary” as defined in the Code. Eligible designated beneficiaries include, spouses, minor children (until they reach the age of majority), beneficiaries who are disabled or chronically ill or individuals not more than 10 years younger than the original owner.

Life and life expectancy payouts of death benefits may not satisfy required minimum distribution rules under qualified Contracts. If the death benefit is payable to the Owner’s estate, we will make a lump sum payment. Different death benefit elections may be available to certain Beneficiaries.

We will determine the value of the death benefit as of the Business Day on which we receive the Beneficiary’s election and all information we need to process the claim. If your Beneficiary chooses to make a series of withdrawals over time as provided in option (a) above, then the allocation of Contract Value among the Indexed Accounts and the Fixed Account will not change (unless an Indexed Account becomes unavailable, in which case Contract Value allocated to that Indexed Account will be automatically transferred to the Fixed Account). To the extent the Contract Value is allocated to an Indexed Account, the Beneficiary will be subject to the risk that the Contract Value will decrease in value.
SPOUSAL CONTINUATION
In limited circumstances, when the Owner dies, if the spouse of the deceased Owner is entitled to receive a death benefit, the spouse may have the option to continue the Contract instead.  Under federal tax law, the spouse’s option to continue the Contract is contingent upon whether the deceased Owner and the spouse were legally married under applicable state law.   See the section titled "Taxes” for more information.

If the spouse chooses to continue the Contract, any remaining surrender charge period will be waived. If the spouse chooses to continue the Contract and if the death benefit exceeds the Contract Value, we will adjust the Contract Value to equal the death benefit as of the date we receive proof of death. Only one spousal continuation is permitted per Contract.
DEATH DURING THE INCOME PHASE
If an Owner dies during the Income Phase, then any amounts paid after the Owner’s death will depend on which annuity option was selected. If an Owner dies while annuity payments are being paid, we will pay the remaining annuity payments, if any, in accordance with that option. Under a qualified contract, the death benefit must generally be completed within ten years after the date of death unless payable to an “eligible designated beneficiary” as defined in the Code.

If the Annuitant is not an Owner and dies after the Annuity Date, then we will continue paying any remaining annuity payments to the Payee designated by the Owner. The remaining annuity payments will be distributed at least as rapidly as under the annuity option then in effect. See the section titled “Annuity Payments” for more information.

Return Lock [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return Lock
Purpose of Benefit [Text Block]	Permits you to lock in the Interim Value of an Indexed Account prior to the end of an Interest Term
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Only available during the Accumulation Phase

•The entire Indexed Account Value must be locked in

•May only be exercised once during an Interest Term

•Exercise of the feature is irrevocable

•Locked in amount will be the Interim Value calculated at the end of the Business Day after the Business Day your request is received

•You will not know the Interim Value to be locked in prior to exercising the feature

•Locked in amount will not be credited with Indexed Interest at the end of the Interest Term
•Withdrawals (including applicable surrender charges, taxes, and tax penalties) will reduce the locked in amount dollar-for-dollar
Name of Benefit [Text Block]	Return Lock
Hospital And Nursing Home Waiver [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Nursing Home Waiver
Purpose of Benefit [Text Block]	Waives the surrender charge on withdrawals while you are confined in an eligible facility
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Only available during the Accumulation Phase

•Must be confined in an eligible facility

•Period of confinement must be at least 30 consecutive days

•Satisfactory proof of confinement must be provided

•If confinement existed on the Contract Date, you may not rely on this waiver until after the first Contract Year

•Withdrawals under the rider may be based on Interim Value(s), and may be subject to taxes, and tax penalties

•Withdrawals will reduce the Contract Value and death benefit, perhaps significantly, and the reduction may be greater than the amount withdrawn

•State variations may apply

Name of Benefit [Text Block]	Nursing Home Waiver
Terminal Illness Waiver [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Terminal Illness Waiver
Purpose of Benefit [Text Block]	Waives surrender charges on withdrawals while you are terminally ill
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Only available during the Accumulation Phase

•Satisfactory proof of terminal illness must be received

•Terminal illness must be diagnosed after Contract Date

•Withdrawals under the rider may be based on Interim Value(s), and may be subject to taxes, and tax penalties

•Withdrawals will reduce the Contract Value and death benefit, perhaps significantly, and the reduction may be greater than the amount withdrawn

•State variations may apply

Name of Benefit [Text Block]	Terminal Illness Waiver
Repetitive Withdrawals [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Repetitive Withdrawals
Purpose of Benefit [Text Block]	Permits automatic withdrawal of payments from the Contract Value on a monthly, quarterly, semi-annual, or annual basis
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Only available during the Accumulation Phase

•Minimum withdrawal amount is $500

•Withdrawals may be based on Interim Value(s), and may be subject to surrender charges, taxes and tax penalties

•Withdrawals will reduce the Contract Value and death benefit, perhaps significantly, and the reduction may be greater than the amount withdrawn

Name of Benefit [Text Block]	Repetitive Withdrawals
Free Withdrawal Amount [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Free Withdrawal Amount
Purpose of Benefit [Text Block]	Permits withdrawal of a specific amount of the Contract Value each Interest Term Year during the first 6 Contract Years without incurring a surrender charge
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Only available during the Accumulation Phase

•Withdrawals of the free withdrawal amount may be based on Interim Value(s), and may be subject to taxes and tax penalties

•Withdrawals of the free withdrawal amounts will reduce the Contract Value and death benefit, perhaps significantly, and the reduction may be greater than the amount withdrawn

Name of Benefit [Text Block]	Free Withdrawal Amount
Death During The Accumulation Phase Member [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]
DEATH DURING THE ACCUMULATION PHASE
If you die during the Accumulation Phase, the Contract provides for a death benefit equal to the greater of:

(a)Your Contract Value; or
(b)Your Purchase Payment reduced proportionately by the percentage reduction in the Indexed Account Values and the Fixed Account Value for each partial withdrawal, including the impact of any surrender charge deduction.

If we permit the Contract to be assigned, or you designate someone else as Owner, the death benefit will be adjusted to equal the Contract Value as of the date of assignment or ownership change. If the death of the original Owner precedes the death of the new Owner and the Purchase Payment exceeds the Contract Value as of the date we receive proof of the original Owner’s death, the difference between the Purchase Payment and the Contract Value will be added to the Fixed Account on this date.

The death benefit will not be payable once the Income Phase begins under any circumstances. It will terminate on the Annuity Date without value. This means the death benefit will terminate without value when the Contract is annuitized. Also, even if you do not actively annuitize the Contract, when the Annuitant reaches the maximum annuitization age, the death benefit will terminate without value.
Death of Annuitant. If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, you must designate a new Annuitant. If no designation is made within 30 days after we are notified of the Annuitant’s death, the Owner (or oldest joint Owner) named in the application will become the Annuitant.
If this Contract is owned by a non-natural person (e.g., a corporation or a trust), the death of the Annuitant will be treated as the death of an Owner for purposes of the death benefit.
Due Proof Of Death Member [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]
DUE PROOF OF DEATH
The amount of the death benefit is subject to fluctuation until we receive due proof of death. Most importantly, if the Contract is invested in at least one Indexed Account at the time that a death benefit becomes payable, the amount of the death benefit may decrease in value until we receive due proof of death. Thus, eligible recipients of the death benefit should notify us of an Owner’s death and provide us due proof of death as promptly as possible to limit the risk of a decline in the death benefit.

We will determine the amount of the death benefit upon receipt at our Home Office of due proof of death, which includes the following information:

•Proof of death acceptable to us, such as a certified copy of a death certificate;
•Written payment directions from at least one eligible recipient of the death benefit; and
•Any other documents, forms or information we may require.
The amount of the death benefit will include any interest required by state law.
To Whom The Death Benefit Is Paid Member [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]
TO WHOM THE DEATH BENEFIT IS PAID
Upon the death of a natural Owner during the Accumulation Phase, the death benefit is payable to the following:

•Surviving Owner; or if none, then
•Surviving primary Beneficiaries; or if none, then
•Surviving contingent Beneficiaries; or if none, then
•Estate of the last Owner to die.

For a Contract owned by a non-natural Owner, upon the death of the Annuitant during the Accumulation Phase, the death benefit is payable to the following:

•Surviving primary Beneficiaries; or if none, then
•Surviving contingent Beneficiaries; or if none, then
•The non-natural Owner.
If a person entitled to receive the death benefit dies before the death benefit is distributed, we will pay the death benefit to that person’s named beneficiary or, if none, to that person’s estate.
Payment Options Member [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]
PAYMENT OPTIONS
Under a non-qualified Contract, the death benefit must be paid as:

a.A lump sum payment or series of withdrawals that are completed within five years from the date of death (ten years for qualified Contracts payable to certain beneficiaries, see below); or
b.Payments made over the Beneficiary’s life or life expectancy; or
c.Annuity Payments made over a person’s life or life expectancy. The life expectancy election must be made within 60 days from our receipt of proof of death. Annuity Payments must begin within one year from the date of death. Once Annuity Payments begin, they cannot be changed.

Under a qualified contract, the death benefit must generally be completed within ten years after the date of death unless payable to an “eligible designated beneficiary” as defined in the Code. Eligible designated beneficiaries include, spouses, minor children (until they reach the age of majority), beneficiaries who are disabled or chronically ill or individuals not more than 10 years younger than the original owner.

Life and life expectancy payouts of death benefits may not satisfy required minimum distribution rules under qualified Contracts. If the death benefit is payable to the Owner’s estate, we will make a lump sum payment. Different death benefit elections may be available to certain Beneficiaries.

We will determine the value of the death benefit as of the Business Day on which we receive the Beneficiary’s election and all information we need to process the claim. If your Beneficiary chooses to make a series of withdrawals over time as provided in option (a) above, then the allocation of Contract Value among the Indexed Accounts and the Fixed Account will not change (unless an Indexed Account becomes unavailable, in which case Contract Value allocated to that Indexed Account will be automatically transferred to the Fixed Account). To the extent the Contract Value is allocated to an Indexed Account, the Beneficiary will be subject to the risk that the Contract Value will decrease in value.

Spousal Continuation Member [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]
SPOUSAL CONTINUATION
In limited circumstances, when the Owner dies, if the spouse of the deceased Owner is entitled to receive a death benefit, the spouse may have the option to continue the Contract instead.  Under federal tax law, the spouse’s option to continue the Contract is contingent upon whether the deceased Owner and the spouse were legally married under applicable state law.   See the section titled "Taxes” for more information.

If the spouse chooses to continue the Contract, any remaining surrender charge period will be waived. If the spouse chooses to continue the Contract and if the death benefit exceeds the Contract Value, we will adjust the Contract Value to equal the death benefit as of the date we receive proof of death. Only one spousal continuation is permitted per Contract.

Death During The Income Phase Member [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]
DEATH DURING THE INCOME PHASE
If an Owner dies during the Income Phase, then any amounts paid after the Owner’s death will depend on which annuity option was selected. If an Owner dies while annuity payments are being paid, we will pay the remaining annuity payments, if any, in accordance with that option. Under a qualified contract, the death benefit must generally be completed within ten years after the date of death unless payable to an “eligible designated beneficiary” as defined in the Code.

If the Annuitant is not an Owner and dies after the Annuity Date, then we will continue paying any remaining annuity payments to the Payee designated by the Owner. The remaining annuity payments will be distributed at least as rapidly as under the annuity option then in effect. See the section titled “Annuity Payments” for more information.

Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]

RISKS
Is there a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in the Contract.

The following chart shows the maximum percentage of your investment you could lose due to negative Index performance after taking into account the current limits on Index loss provided under the Contract.

Crediting Method	Maximum Potential Loss % for Negative Performance
Indexed Interest Floor	10%
10% Indexed Interest Buffer	90%
20% Indexed Interest Buffer	80%
30% Indexed Interest Buffer	70%

We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.

For more information, see “Principal Risks of Investing in the Contract,” “Investment Options,” and “Additional Information On the Indexed Accounts.”

Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No. The Contract is not a short-term investment and is not appropriate if you need ready access to cash. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long-time horizon. Tax penalties may apply to withdrawals taken before age 59 ½. Withdrawals from the Contract may be subject to a surrender charges, taxes, and tax penalties. Amounts removed from an Indexed Account or from the Contract before the end of the Interest Term may also result in a negative Contract adjustment and loss of positive performance. If you take a withdrawal prior to the end of an Interest Term, the withdrawal will cause a reduction (perhaps significant reduction) to your Base Value. Reductions to your Base Value will negatively impact your Indexed Account Value for the remainder of the Interest Term and may result in a lower amount of Indexed Interest being credited, if any, at the end of the Interest Term as well as reduce the amount of Death Benefit available to your Beneficiaries.

At the end of each Interest Term or if the Return Lock feature has been exercised, at the end of the current or any subsequent Interest Term Year, you may elect to transfer your Contract Value between the Fixed Account and any Indexed Account(s) and between Indexed Account(s) and begin a new Interest Term. If we do not receive a transfer request from you by the Transfer Notice Deadline, your allocations will remain the same and no transfers will occur. If an Indexed Account in which you are invested is no longer offered and we do not receive a transfer request, any amount in that Indexed Account will be transferred to the Fixed Account.
For more information, see “Principal Risks of Investment in the Contract” and “Transfers”.
Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., the Indexed Accounts). Each investment option (including the Fixed Account) has its own unique risks. You should review the available investment options before making an investment decision. Not all Indexed Accounts may be currently available in all states. Also, your selling firm may not recommend the selection of certain Indexed Accounts or other features available under the Contract based on criteria established by the selling firm. You should speak with your financial professional for details about the Indexed Accounts and features available to you.

All of the Indices we currently offer are price return indices which do not reflect dividends or distributions paid on the components of the Indices. This reduces the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.

The upside potential feature of the applicable Crediting Methods will limit positive Index Returns (e.g., limited upside). This may result in you earning less than the Index Return. For example:

The Indexed Interest Cap represents the maximum positive Adjusted Index Return for a given Interest Term and limits the amount of positive Indexed Interest that we may be obligated to credit for any Interest Term. If the Indexed Interest Cap is 8% and the Index Return is 15%, we would credit Indexed Interest at the Adjusted Index Return of 8% (the Index Return up to the Indexed Interest Cap) at the end of the Interest Term.

The downside protection feature of the applicable Crediting Methods will limit negative Index Returns (e.g., limited protection in the case of market decline). For example:

The Indexed Interest Buffer represents the amount of negative Index Return that you are protected from before you are credited with negative Indexed Interest. If the Indexed Interest Buffer is 10% and the Index Return is -15% (negative Index Return that exceeds the Indexed Interest Buffer), we would credit Indexed interest at the Adjusted Index Return of -5%.

The Indexed Interest Floor is the maximum negative Adjusted Index Return. If the Index Return is -15% and the Indexed Interest Floor is -10%, we would credit Indexed Interest at the Adjusted Index Return of -10% (the negative Index Return Up to the Indexed Interest Floor).
For more information, see “Principal Risks of Investing in the Contract,” “Investment Options,” and “Additional Information On the Indexed Accounts.”

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Investment in the Contract is subject to the risks related to Symetra Life Insurance Company. Any obligations (including obligations related to the Symetra Fixed Account and Indexed Accounts), guarantees, and benefits provided for under the Contract are subject to our financial strength and claims-paying ability. More information about us, including our financial strength ratings, is available upon request by calling 1-800-796-3872, or visiting us at investors.symetra.com.
For more information, see “Principal Risks of Investing in the Contract”.
General Liquidity Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
GENERAL LIQUIDITY RISK
We designed the Contract to be a long-term investment that you may use to help save for retirement. The Contract is not suitable as a short-term savings vehicle. If you take withdrawals from your Contract during the surrender charge period, surrender charges may apply as well as, taxes and a 10% additional federal tax if taken before age 59½. In addition, withdrawals from the Indexed Accounts prior to the end of an Interest Term will be based on the Interim Value(s) of the Indexed Account(s) in which you are invested. In extreme circumstances, you could lose up to 100% of your Contract Value allocated to an Indexed Account due to a negative Interim Value calculation. See “Interim Value Risk” below for additional information about the risks related to Interim Values. If you plan on taking withdrawals that will be subject to surrender charges, an Interim Value calculation, or additional federal taxes, this Contract may not be appropriate for you.

You can transfer Contract Value among the Indexed Accounts and the Fixed Account generally only at the end of an Interest Term. This restricts your ability to react to changes in market conditions during Interest Terms. You should consider whether the inability to reallocate Contract Value during an Interest Term is consistent with your financial needs. We must receive your transfer request by the Transfer Notice Deadline. If we do not receive a transfer request, no transfers will occur and your current allocation will remain in place for the next Interest Term. This will occur even if the Index, Indexed Interest Cap percentage associated with the Indexed Account has changed since you last selected the Indexed Account, in which case the Indexed Account may no longer be appropriate for your investment goals. If you fail to transfer your Indexed Account Value at the end of an Interest Term and do not wish to remain invested in a particular Indexed Account for another Interest Term, your only option will be to surrender the related Indexed Account Value. Surrendering all or a portion of your Contract Value may cause you to incur surrender charges, negative adjustments to certain values under your Contract, and negative tax consequences, as discussed in this section.

We may defer payments made under this Contract for up to six months if the insurance regulatory authority of the state in which we issued the Contract approves such deferral.
Short-Term Investment Risk. The Contract is not suitable if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in. The Contract is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long time horizon. Tax penalties may apply to withdrawals taken before age 59 ½.
General Liquidity Risk, Short-Term Investment Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Short-Term Investment Risk. The Contract is not suitable if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in. The Contract is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long time horizon. Tax penalties may apply to withdrawals taken before age 59 ½.
Risk Of Loss Related To Surrender Charges Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
RISK OF LOSS RELATED TO SURRENDER CHARGES
There is a risk of loss of principal and related earnings if you take a withdrawal from your Contract or surrender it during the first six Contract Years when we will deduct a surrender charge. This risk exists even if you are invested in an Indexed Account with an Index that is performing positively as of the date of your withdrawal.

Index Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
INDEX RISK
If you allocate money to an Indexed Account for an Interest Term, the value of your investment depends in part on the performance of the applicable Index. The performance of an Index is based on changes in the values of the securities or other instruments that comprise or define the Index. The securities and instruments comprising or defining the Indexes are subject to a variety of investment risks, many of which are complicated and interrelated. These risks may affect capital markets generally, specific market segments, or specific issuers. The performance of the Indexes may fluctuate, sometimes rapidly and unpredictably. Negative Index performance may cause you to realize investment losses. The historical performance of an Index or an Indexed Account does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of an Interest Term. Each Crediting Method provides limited protection against negative interest.

The following chart shows the percentage of your investment you could lose due to negative Index performance in connection with an Indexed Account with an Indexed Interest Floor or Indexed Interest Buffer. We do not guarantee that the Contract will always offer Indexed Accounts that limit losses, which would mean risk of loss of the entire amount invested.

Crediting Method	Maximum Potential Loss % for Negative Performance
Indexed Interest Floor	10%
10% Indexed Interest Buffer	90%
20% Indexed Interest Buffer	80%
30% Indexed Interest Buffer	70%
While it is not possible to invest directly in an Index, if you choose to allocate amounts to an Indexed Account, you are indirectly exposed to the investment risks associated with the applicable Index. Because each Index is comprised or defined by a collection of equity securities, each Index is largely exposed to market risk and issuer risk.

Market risk is the risk that market fluctuations may cause the value of a security to fluctuate, sometimes rapidly and unpredictably. Certain unanticipated events, such as wars, natural disasters and public health emergencies can negatively affect the global economy, economies of individual countries and the market in general. Any such impact could adversely affect the performance of the securities that comprise the Indexes and may lead to losses in your investment in the Indexed Accounts. The duration of these types of events cannot be determined with certainty. The full impact and duration of these events are difficult to determine. Any such impact could adversely affect the performance of the securities that comprise the Indexes and may lead to losses on your investment in the Indexed Accounts.

Issuer risk is the risk that the value of an issuer’s securities may decline for reasons directly related to the issuer, as opposed to the market generally.

Provided below is a summary of other important investment risks to which the Indexes are exposed. For more information on the Indexes, see the section titled “Indexes.”

•S&P 500® Index. The S&P 500® Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.

•Russell 2000® Index. The Russell 2000® Index is comprised of equity securities of small-capitalization U.S. companies. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Small-capitalization companies are more likely to fail than larger companies.

•Nasdaq-100® Index. The Nasdaq-100® Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on the Nasdaq Stock Market, including companies across all major industry groups except financial companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. To the extent that the Nasdaq-100® Index is comprised of securities issued by companies in a particular sector, those securities may not perform as well as the securities of companies in other sectors or the market as a whole. Also, any securities issued by non-U.S. companies (including related depository receipts) are subject to the risks related to investments in foreign markets (e.g., increased volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).

Contracts purchased on or before April 30, 2024 may also have Indexed Accounts that credit interest based on the performance of the MSCI Emerging Markets Index and PIMCO Equity Fusion Index. These Indexed Accounts are only available for Owners that had Indexed Account Value invested in them as of May 7, 2024, and will close once the applicable Interest Term is over. No new allocations are permitted.

•MSCI Emerging Markets Index. The MSCI Emerging Markets Index is comprised of equity securities of large- and mid-capitalization companies in emerging markets. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. Generally, the securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Mid-capitalization companies are more likely to fail than larger companies. Securities issued by non-U.S. companies (including related depository receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). Those risks are typically more acute when issuers are located or operating in emerging markets. Emerging markets may be more likely to experience rapid inflation, political turmoil, and rapid changes in economic conditions than developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable valuations, and greater risk associated with custody of securities than developed markets.

•PIMCO Equity Fusion Index™. The PIMCO Equity Fusion Index™ is an equity index that allocates to exchange- traded funds (ETFs) tracking four major equity markets: U.S. large-capitalization equities, U.S. small-capitalization equities, technology-focused equities, and emerging market equities. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. The securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies, and small-capitalization companies are more likely to fail than larger companies. Technology-related companies face risks that their products or services may not prove to be commercially successful. They are also strongly affected by worldwide scientific or technological developments, and their products may rapidly become obsolete. Such companies may be affected adversely by governmental policies more often than other companies. Securities issued by non-U.S. companies are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). Those risks are typically more acute when issuers are located or operating in emerging markets. Emerging markets may be more likely to experience rapid inflation, political turmoil, and rapid changes in economic conditions than developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable valuations, and greater risk associated with custody of securities than developed markets. Because this index is comprised of ETF shares, the index is also exposed to the risks associated with investing in ETFs. The value of the component ETF shares, which are valued based on their trading prices in the secondary market, may change rapidly and unpredictably and may trade at premiums or discounts to the ETFs’ respective net asset values. The PIMCO Equity Fusion Index deducts fees and costs when calculating the Index Return, which reduces the Index Return and causes the Index to underperform a direct investment in the securities comprising the Index.

The Indexes available under the Contract do not reflect any dividends or distributions paid by the component companies. If dividends or distributions were reflected in the value of an Index, the Index’s performance would be higher, particularly over long periods of time. The Indexes that include non-U.S. companies use exchange rate methodologies that may impact an Index’s performance. These considerations may negatively impact the performance of your Indexed Accounts.

An investment in the Contract is not an investment in any Index or in the securities of companies that comprise the Indexes. You should understand that you will have no voting rights, no rights to receive cash dividends or other distributions, and no other rights with respect to the companies that comprise the Indexes.

Risks Related To Upside Potential Features Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
RISKS RELATED TO UPSIDE POTENTIAL FEATURES
•Indexed Interest Cap Risk. If you choose to allocate amounts to an Indexed Account with a Indexed Interest Cap, the highest possible Adjusted Index Return that you may achieve is limited by the Indexed Interest Cap. The Indexed Interest Cap therefore limits the positive Indexed Interest, if any, that may be credited to your Contract for a given Interest Term. The Indexed Interest Caps do not guarantee a certain amount of Indexed Interest. The Adjusted Index Return for an Indexed Account may be less than the positive return of the Index. This is because any positive return of the Index is subject to a maximum in the form of an Indexed Interest Cap.

The Indexed Interest Caps benefit us because they limit the amount of positive Indexed Interest that we may be obligated to credit for any Interest Term. We set the Indexed Interest Caps in our discretion; however, they will never be less than 2% during the surrender charge period or 1% thereafter. You bear the risk that we will not set the Indexed Interest Caps higher than the Guaranteed Minimum Indexed Interest Cap.

Risks Related To Upside Potential Features, Indexed Interest Cap Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Indexed Interest Cap Risk. If you choose to allocate amounts to an Indexed Account with a Indexed Interest Cap, the highest possible Adjusted Index Return that you may achieve is limited by the Indexed Interest Cap. The Indexed Interest Cap therefore limits the positive Indexed Interest, if any, that may be credited to your Contract for a given Interest Term. The Indexed Interest Caps do not guarantee a certain amount of Indexed Interest. The Adjusted Index Return for an Indexed Account may be less than the positive return of the Index. This is because any positive return of the Index is subject to a maximum in the form of an Indexed Interest Cap.
The Indexed Interest Caps benefit us because they limit the amount of positive Indexed Interest that we may be obligated to credit for any Interest Term. We set the Indexed Interest Caps in our discretion; however, they will never be less than 2% during the surrender charge period or 1% thereafter. You bear the risk that we will not set the Indexed Interest Caps higher than the Guaranteed Minimum Indexed Interest Cap.

Risks Related To Downside Potential Features Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
RISKS RELATED TO DOWNSIDE PROTECTION FEATURES
•Indexed Interest Buffer Risk. Index fluctuations may cause Indexed Interest to be negative even after the application of the Indexed Interest Buffer. This would reduce your Indexed Account Value. Any portion of your Contract Value allocated to an Indexed Account will benefit from the protection afforded under the Indexed Interest Buffer only for that Interest Term. You assume the risk that you will incur a loss and that the amount of the loss will be significant. You also bear the risk that sustained negative Index Returns may result in zero or negative Indexed Interest being credited to your Indexed Account Value over multiple Interest Terms. If an Indexed Account is credited with negative Indexed Interest for multiple Interest Terms, the cumulative loss may exceed the stated limit of the Indexed Interest Buffer for any single Interest Term.

•Indexed Interest Floor Risk. When you allocate money to an Indexed Account with an Indexed Interest Floor, you are not investing in the associated Index, or in any securities or other instruments included in that Index. Index fluctuations may cause Indexed Interest to be negative even after the application of the Indexed Interest Floor. This would reduce your Indexed Account Value. Any portion of your Contract Value allocated to an Indexed Account will benefit from the protection afforded under the Indexed Interest Floor only for that Interest Term. You assume the risk that you will incur a loss and that the amount of the loss will be significant. You also bear the risk that sustained negative Index Returns may result in zero or negative Indexed Interest being credited to your Indexed Account Value over multiple Interest Terms. If an Indexed Account is credited with negative Indexed Interest for multiple Interest Terms, the cumulative loss may exceed the stated limit of the Indexed Interest Floor for any single Interest Term.

The Indexed Interest Buffer and Indexed Interest Floor applicable to each Indexed Account will not change for the life of your Contract.

Risks Related To Downside Potential Features, Indexed Interest Buffer Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Indexed Interest Buffer Risk. Index fluctuations may cause Indexed Interest to be negative even after the application of the Indexed Interest Buffer. This would reduce your Indexed Account Value. Any portion of your Contract Value allocated to an Indexed Account will benefit from the protection afforded under the Indexed Interest Buffer only for that Interest Term. You assume the risk that you will incur a loss and that the amount of the loss will be significant. You also bear the risk that sustained negative Index Returns may result in zero or negative Indexed Interest being credited to your Indexed Account Value over multiple Interest Terms. If an Indexed Account is credited with negative Indexed Interest for multiple Interest Terms, the cumulative loss may exceed the stated limit of the Indexed Interest Buffer for any single Interest Term.
Risks Related To Downside Potential Features, Indexed Interest Floor Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Indexed Interest Floor Risk. When you allocate money to an Indexed Account with an Indexed Interest Floor, you are not investing in the associated Index, or in any securities or other instruments included in that Index. Index fluctuations may cause Indexed Interest to be negative even after the application of the Indexed Interest Floor. This would reduce your Indexed Account Value. Any portion of your Contract Value allocated to an Indexed Account will benefit from the protection afforded under the Indexed Interest Floor only for that Interest Term. You assume the risk that you will incur a loss and that the amount of the loss will be significant. You also bear the risk that sustained negative Index Returns may result in zero or negative Indexed Interest being credited to your Indexed Account Value over multiple Interest Terms. If an Indexed Account is credited with negative Indexed Interest for multiple Interest Terms, the cumulative loss may exceed the stated limit of the Indexed Interest Floor for any single Interest Term.
Base Value Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
BASE VALUE RISK
If you withdraw Contract Value allocated to an Indexed Account prior to the end of an Interest Term (including through a repetitive withdrawal), the withdrawal will cause a reduction (perhaps significant reduction) to your Base Value. When you take such a withdrawal, your Base Value will be immediately reduced in a proportion equal to the reduction in your Indexed Account Value, which will be the Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Base Value will negatively impact your Indexed Account Value for the remainder of the Interest Term and may result in a lower amount of Indexed Interest being credited, if any, at the end of the Interest Term. Reductions will also impact the Death Benefit available for your Beneficiaries. If you plan on taking withdrawals, this Contract may not be appropriate for you. You should speak with a financial professional about how taking withdrawals, especially repetitive withdrawals, can negatively impact your investment in the Contract.
Once your Base Value is reduced due to a withdrawal, there is no way under the Contract to increase your Base Value during the remainder of the Interest Term. See “Impact of Withdrawals from Indexed Accounts” for additional information about how withdrawals affect your Indexed Account Values. See “Interim Value Risk” below for additional information about the risks related to Interim Values.

Return Lock Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
RETURN LOCK RISK
If you allocate Contract Value to an Indexed Account for an Interest Term, you may request to exercise the Return Lock feature at any time by notifying us prior to the end of the third to last Business Day of the Interest Term. If you exercise the Return Lock feature, your Indexed Account Value (which otherwise fluctuates daily) will not change for the remainder of the Interest Term. You should consider the following risks related to the Return Lock feature:

•You will no longer participate in the Index’s performance, whether positive or negative, for the remainder of the Interest Term. This means that if you exercise the Return Lock feature, under no circumstances will your Indexed Account Value increase during the remainder of the Interest Term even if the Index increases after you exercise the Return Lock feature.
•You will not be credited with any Indexed Interest for that Indexed Account at the end of the Interest Term.
•We use the Interim Value calculated at the end of the Business Day after we receive your request. This means you will not be able to determine in advance your “locked in” Indexed Account Value, and it may be higher or lower than it was on the Business Day we received your Return Lock request or your Indexed Account Value reached its target return for an automatic Return Lock.
•If you exercise the Return Lock feature at a time when your Interim Value has declined, you will lock in any loss. It is possible that you would have realized less of a loss or no loss if you exercised the Return Lock feature at a later time or not at all.
•We will not provide advice or notify you regarding whether you should exercise the Return Lock feature or the optimal time for doing so. We will not warn you if you exercise the Return Lock feature at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to exercise the Return Lock feature.
•There may not be an optimal time to exercise the Return Lock feature during an Interest Term. It may be better for you if you do not exercise the Return Lock feature during an Interest Term. It is impossible to know with certainty whether or not the Return Lock feature should be exercised.
•After you exercise the Return Lock feature, you will have the opportunity to transfer your “locked-in” Indexed Account Value at the end of each Interest Term Year remaining in the Interest Term. If you remain in your current Indexed Account for the remainder of the Interest Term, your “locked-in” Indexed Account Value will not increase for the remainder of that Interest Term, and you will forego any opportunity to invest in a new Indexed Account and earn Indexed Interest.
•The earlier in an Interest Term that you exercise the Return Lock, the longer you will forego any opportunity to earn the potential for additional Indexed Interest. For example, if you are invested in an Indexed Account with a six-year Interest Term, and you exercise the Return Lock feature on the first day of the second year of the Interest Term and choose not to transfer for the remainder of the Interest Term (i.e., you choose not to transfer your “locked-in” Indexed Account Value at the end of each Interest Term Year remaining in the Interest Term), your investment will not increase (or decrease) for five years.

See the section titled “Return Lock” for additional information regarding the Return Lock feature.

Interim Value Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
INTERIM VALUE RISK
On each Business Day of the Interest Term, other than the first and last day, we determine the Indexed Account Value for each Indexed Account by calculating its Interim Value. In order to calculate your Interim Value, we apply a formula which is not directly tied to the actual performance of the applicable Index. Instead, we calculate it by determining the value of hypothetical investments and derivatives that we may or may not actually hold. This means that even if the Index Return has increased, it is possible that the Interim Value may not have increased. For more information and to see how we calculate the Interim Value, see the section “Interim Value” under “Charges and Adjustments” and the Statement of Additional Information (“SAI”).

If you choose to allocate amounts to an Indexed Account, Indexed Interest will not be credited to your Contract Value until the end of the Interest Term. This means that amounts withdrawn prior to the end of an Interest Term will not be credited with Indexed Interest. This includes Contract Value applied to pay a death benefit or to an annuity payout option. Except for the first and last Business Day of an Interest Term, your Indexed Account Value is largely based on your Interim Value and is the amount available for withdrawals, surrenders, annuitization and death benefits. You should consider the risk that it could be less than your original investment even when the applicable Index is performing positively.

Risk That We May Eliminate Or Substitute An Index Or Crediting Method Or Change Indexed Interest Caps Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
RISK THAT WE MAY ELIMINATE OR SUBSTITUTE AN INDEX OR CREDITING METHOD OR CHANGE INDEXED INTEREST CAPS
There is no guarantee that any particular Indexed Account, Index, or Crediting Method will be available during the entire time that you own your Contract. We may replace an Index if it is discontinued or if there is a substantial change in the calculation of the Index, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive. If we substitute an Index, the performance of the new Index may differ from the original Index. This may negatively affect the Indexed Interest that you earn during that Interest Term or the Interim Values that you can lock-in under the Return Lock feature. We may replace an Index at any time during an Interest Term, however, we will notify you in writing at least 30 days prior to replacing an Index. If we replace an Index, this does not cause a change in the Indexed Interest Cap, Indexed Interest Floor, or Indexed Interest Buffer for that Interest Term. You will have no right to reject the replacement of an Index, and you will not be permitted to transfer Indexed Account Values until the end of an Interest Term even if we replace the Index during such Interest Term. The new Index and the replaced Index (which you may have previously chosen) may not be similar with respect to their component securities or other instruments, although we will attempt to select a new Index that is similar to the old Index. At the end of the Interest Term, you may transfer your Indexed Account Value to another Indexed Account or to the Fixed Account without charge. If you do not want to remain invested in the relevant Indexed Account for the remainder of the Interest Term, your only option, if you do not exercise the Return Lock feature, will be to withdraw the related Indexed Account Value, which may cause you to incur surrender charges, negative adjustments to certain values under your Contract, due to the Interim Value calculation, and negative tax consequences, as discussed in this section.

Changes to the Indexed Interest Caps (if any) occur at the beginning of the next Interest Term. We will provide written notice at least 30 days prior to each Interest Term instructing you how to obtain the available Indexed Interest Caps for the next Interest Term. You do not have the right to reject any new Indexed Interest Caps (if any) for the next Interest Term. If you do not like any such new element for a particular Indexed Account, at the end of the current Interest Term, you may transfer your Indexed Account Value to another Indexed Account or to the Fixed Account without charge. If you do not want to invest in any investment option under the Contract, your only option will be to surrender your Contract. Surrendering your Contract may cause you to incur surrender charges, negative adjustments to certain values under the Contract due to the Interim Value calculation, and may have negative tax consequences, as discussed in this section. The Indexed Interest Floor and Indexed Interest Buffer will not change for the life of your Contract. See the section titled “Indexes” for more information.

We may also add or remove an Index or Crediting Method during the time that you own the Contract. We will not substitute any Index or Crediting Method until the new Index or Crediting Method has received any necessary regulatory clearances. Any addition, substitution, or removal of an Indexed Account, Index, or Crediting Method will be communicated to you in writing. If we add or remove an Index (as opposed to replacing an Index), the changes will not be effective for your Contract until the start of the next Interest Term. Replacing an Index does not cause a change in the Indexed Interest Floor or Indexed Interest Buffer of an existing Indexed Account. Any Indexed Accounts based on the performance of the newly added Index will have a new Indexed Interest Cap subject to the guaranteed minimum rate, at the start of the next Interest Term.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

Cyber Security Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
CYBER SECURITY RISKS
We rely heavily on interconnected computer systems and digital data to conduct our annuity business activities. Because our annuity business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, and unauthorized release of confidential customer information. For instance, cyber-attacks may: interfere with our processing of Contract transactions, including the processing of orders from our website; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Also, the risk of cyberattacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine) and the responses by the United States and other governments.

Cyber security risks may also affect the Indexes. Breaches in cyber security may cause an Index’s performance to be incorrectly calculated, which could affect the calculation of values under the Contract. We are not responsible for the calculation of any Index. Breaches in cyber security may also negatively affect the value of the securities or other instruments that comprise or define the Indexes.

Fixed Account Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
FIXED ACCOUNT RISK
The effective annual interest rate for an Interest Term will never be lower than 1%. The effective annual interest rate represents the rate of daily compounded interest over a 12-month period. You bear the risk that we will never declare an interest rate for the Fixed Account higher than the guaranteed minimum interest rate.

Risk Associated With Symetra Life Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
RISK ASSOCIATED WITH SYMETRA LIFE
Investment in the Contract is subject to the risks related to Symetra Life. Any obligations, including obligations related to the Symetra Fixed Account, guarantees, and benefits provided for under the Contract are subject to our financial strength and claims paying ability. The assets of our General Account support our insurance and annuity obligations and are subject to our general liabilities from business operations and to claims by our creditors. Contract Value in the Fixed Account, plus any guarantees under the Contract that exceed Your Contract Value (such as those that may be associated with the Death Benefit), are paid from our General Account. We maintain a minimum amount of capital in excess of assets that offset reserves, which acts as a cushion in the event that we suffer financial impairment, based on certain risks in our operations. For the Company, such risks include those associated with losses that We may incur as the result of defaults on the payment of interest or principal on assets held in our General Account, which include bonds, loans secured by mortgages, and equity securities, as well as the loss in value of these investments resulting from a loss in their market value.